Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events	25. Subsequent Events Aside from those disclosed in note 18 to the financial statements, no other reportable events or transactions take place after the balance sheet date.